GOODWILL (Tables)	9 Months Ended
Sep. 30, 2020
Goodwill.
Schedule of changes in the carrying amount of goodwill by segment

	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB
Balance as of December 31, 2018	25,710	47,456	73,166
Goodwill recognized during the year	—	20,911	20,911
Goodwill impairment (Note i)	—	(33,724)	(33,724)
Balance as of December 31, 2019	25,710	34,643	60,353
Goodwill recognized during the period	—	960	960
Goodwill disposed during the period	—	(290)	(290)
Goodwill impairment (Note i)	—	(35,313)	(35,313)
Balance as of September 30, 2020	25,710	—	25,710